Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Index 500 Portfolio
September 30, 2022
VIPIDX-NPRT3-1122
1.808790.118
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	2,249,549	34,508,082
Lumen Technologies, Inc. (a)	292,144	2,126,808
Verizon Communications, Inc. (a)	1,324,761	50,301,175
		86,936,065
Entertainment - 1.4%
Activision Blizzard, Inc.	224,231	16,669,333
Electronic Arts, Inc.	83,261	9,634,130
Live Nation Entertainment, Inc. (b)	44,803	3,406,820
Netflix, Inc. (b)	140,206	33,010,101
Take-Two Interactive Software, Inc. (b)	49,676	5,414,684
The Walt Disney Co. (b)	574,712	54,212,583
Warner Bros Discovery, Inc. (b)	693,948	7,980,402
		130,328,053
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (b)	1,890,152	180,793,039
Class C (b)	1,690,214	162,514,076
Match Group, Inc. (b)	89,742	4,285,181
Meta Platforms, Inc. Class A (b)	718,963	97,548,900
Twitter, Inc. (b)	211,955	9,292,107
		454,433,303
Media - 0.7%
Charter Communications, Inc. Class A (b)	34,940	10,599,049
Comcast Corp. Class A	1,388,161	40,714,762
DISH Network Corp. Class A (b)	78,784	1,089,583
Fox Corp.:
Class A	98,093	3,009,493
Class B	45,260	1,289,910
Interpublic Group of Companies, Inc.	123,802	3,169,331
News Corp.:
Class A	121,396	1,834,294
Class B (a)	38,477	593,315
Omnicom Group, Inc. (a)	64,642	4,078,264
Paramount Global Class B (a)	159,267	3,032,444
		69,410,445
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	189,959	25,486,799
TOTAL COMMUNICATION SERVICES		766,594,665
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.1%
Aptiv PLC (b)	85,135	6,658,408
BorgWarner, Inc.	75,287	2,364,012
		9,022,420
Automobiles - 2.7%
Ford Motor Co.	1,240,854	13,897,565
General Motors Co.	458,149	14,702,001
Tesla, Inc. (b)	839,723	222,736,526
		251,336,092
Distributors - 0.2%
Genuine Parts Co.	44,494	6,643,844
LKQ Corp.	81,763	3,855,125
Pool Corp. (a)	12,592	4,006,900
		14,505,869
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (b)	12,518	20,569,703
Caesars Entertainment, Inc. (b)	67,364	2,173,163
Carnival Corp. (a)(b)	306,753	2,156,474
Chipotle Mexican Grill, Inc. (b)	8,786	13,203,249
Darden Restaurants, Inc. (a)	39,196	4,951,239
Domino's Pizza, Inc.	11,326	3,513,325
Expedia, Inc. (b)	47,629	4,462,361
Hilton Worldwide Holdings, Inc.	86,518	10,435,801
Las Vegas Sands Corp. (b)	103,768	3,893,375
Marriott International, Inc. Class A	86,965	12,187,275
McDonald's Corp.	231,877	53,503,299
MGM Resorts International	102,726	3,053,017
Norwegian Cruise Line Holdings Ltd. (a)(b)	131,436	1,493,113
Royal Caribbean Cruises Ltd. (a)(b)	70,461	2,670,472
Starbucks Corp.	361,702	30,477,011
Wynn Resorts Ltd. (b)	33,163	2,090,264
Yum! Brands, Inc.	89,607	9,528,808
		180,361,949
Household Durables - 0.3%
D.R. Horton, Inc.	100,658	6,779,316
Garmin Ltd.	47,941	3,850,142
Lennar Corp. Class A (a)	81,264	6,058,231
Mohawk Industries, Inc. (b)	16,183	1,475,728
Newell Brands, Inc.	115,638	1,606,212
NVR, Inc. (b)	972	3,875,442
PulteGroup, Inc.	74,660	2,799,750
Whirlpool Corp.	17,660	2,380,745
		28,825,566
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (b)	2,794,193	315,743,809
eBay, Inc.	173,488	6,386,093
Etsy, Inc. (b)	39,945	3,999,693
		326,129,595
Leisure Products - 0.0%
Hasbro, Inc.	41,186	2,776,760
Multiline Retail - 0.5%
Dollar General Corp.	71,890	17,243,535
Dollar Tree, Inc. (b)	66,406	9,037,857
Target Corp.	146,016	21,667,314
		47,948,706
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	19,197	3,001,259
AutoZone, Inc. (b)	6,129	13,127,889
Bath & Body Works, Inc.	71,818	2,341,267
Best Buy Co., Inc. (a)	63,621	4,029,754
CarMax, Inc. (a)(b)	50,446	3,330,445
Lowe's Companies, Inc.	201,229	37,792,818
O'Reilly Automotive, Inc. (b)	20,049	14,101,464
Ross Stores, Inc.	110,418	9,304,925
The Home Depot, Inc.	323,849	89,362,893
TJX Companies, Inc.	369,040	22,924,765
Tractor Supply Co.	35,157	6,534,983
Ulta Beauty, Inc. (b)	16,411	6,583,929
		212,436,391
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	398,680	33,138,282
Ralph Lauren Corp. (a)	13,448	1,142,139
Tapestry, Inc.	79,120	2,249,382
VF Corp. (a)	104,022	3,111,298
		39,641,101
TOTAL CONSUMER DISCRETIONARY		1,112,984,449
CONSUMER STAPLES - 6.9%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	57,434	3,823,381
Constellation Brands, Inc. Class A (sub. vtg.)	50,258	11,543,257
Keurig Dr. Pepper, Inc. (a)	268,012	9,600,190
Molson Coors Beverage Co. Class B	59,188	2,840,432
Monster Beverage Corp. (b)	121,337	10,551,466
PepsiCo, Inc.	435,096	71,033,773
The Coca-Cola Co.	1,225,964	68,678,503
		178,071,002
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	139,649	65,952,033
Kroger Co.	206,149	9,019,019
Sysco Corp. (a)	160,091	11,320,035
Walgreens Boots Alliance, Inc.	225,276	7,073,666
Walmart, Inc.	449,385	58,285,235
		151,649,988
Food Products - 1.1%
Archer Daniels Midland Co. (a)	176,816	14,224,847
Campbell Soup Co. (a)	63,599	2,996,785
Conagra Brands, Inc.	150,781	4,919,984
General Mills, Inc. (a)	187,895	14,394,636
Hormel Foods Corp. (a)	91,475	4,156,624
Kellogg Co. (a)	79,621	5,546,399
Lamb Weston Holdings, Inc.	45,397	3,512,820
McCormick & Co., Inc. (non-vtg.) (a)	78,626	5,603,675
Mondelez International, Inc.	432,268	23,701,254
The Hershey Co.	46,299	10,207,541
The J.M. Smucker Co.	34,078	4,682,658
The Kraft Heinz Co.	251,680	8,393,528
Tyson Foods, Inc. Class A	91,605	6,039,518
		108,380,269
Household Products - 1.4%
Church & Dwight Co., Inc.	76,286	5,449,872
Colgate-Palmolive Co.	263,303	18,497,036
Kimberly-Clark Corp.	105,870	11,914,610
Procter & Gamble Co.	753,715	95,156,519
The Clorox Co.	38,676	4,965,612
		135,983,649
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	72,840	15,726,156
Tobacco - 0.7%
Altria Group, Inc.	568,924	22,973,151
Philip Morris International, Inc.	488,621	40,560,429
		63,533,580
TOTAL CONSUMER STAPLES		653,344,644
ENERGY - 4.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	321,108	6,730,424
Halliburton Co.	283,429	6,978,022
Schlumberger Ltd.	444,149	15,944,949
		29,653,395
Oil, Gas & Consumable Fuels - 4.3%
APA Corp.	102,949	3,519,826
Chevron Corp.	567,761	81,570,223
ConocoPhillips Co. (a)	401,513	41,090,840
Coterra Energy, Inc.	253,207	6,613,767
Devon Energy Corp.	206,564	12,420,693
Diamondback Energy, Inc.	56,108	6,758,770
EOG Resources, Inc.	184,924	20,661,559
EQT Corp.	116,630	4,752,673
Exxon Mobil Corp.	1,313,950	114,720,975
Hess Corp.	87,960	9,586,760
Kinder Morgan, Inc.	625,543	10,409,036
Marathon Oil Corp.	213,852	4,828,778
Marathon Petroleum Corp.	157,206	15,615,272
Occidental Petroleum Corp.	234,976	14,439,275
ONEOK, Inc.	140,342	7,191,124
Phillips 66 Co.	151,174	12,202,765
Pioneer Natural Resources Co.	75,300	16,304,709
The Williams Companies, Inc.	382,737	10,957,760
Valero Energy Corp.	124,261	13,277,288
		406,922,093
TOTAL ENERGY		436,575,488
FINANCIALS - 11.0%
Banks - 3.7%
Bank of America Corp.	2,205,019	66,591,574
Citigroup, Inc.	610,204	25,427,201
Citizens Financial Group, Inc.	154,125	5,295,735
Comerica, Inc.	41,087	2,921,286
Fifth Third Bancorp (a)	215,584	6,890,065
First Republic Bank	57,748	7,539,001
Huntington Bancshares, Inc.	452,218	5,960,233
JPMorgan Chase & Co.	924,767	96,638,152
KeyCorp	292,990	4,693,700
M&T Bank Corp.	55,532	9,791,402
PNC Financial Services Group, Inc. (a)	129,554	19,357,959
Regions Financial Corp.	293,640	5,893,355
Signature Bank	19,774	2,985,874
SVB Financial Group (b)	18,493	6,209,580
Truist Financial Corp.	418,362	18,215,481
U.S. Bancorp	424,840	17,129,549
Wells Fargo & Co.	1,196,546	48,125,080
Zions Bancorp NA	47,577	2,419,766
		352,084,993
Capital Markets - 3.0%
Ameriprise Financial, Inc.	34,136	8,600,565
Bank of New York Mellon Corp.	233,523	8,995,306
BlackRock, Inc. Class A	47,582	26,183,423
Cboe Global Markets, Inc.	33,366	3,916,167
Charles Schwab Corp.	481,522	34,606,986
CME Group, Inc.	112,939	20,004,885
FactSet Research Systems, Inc.	11,908	4,764,510
Franklin Resources, Inc. (a)	88,068	1,895,223
Goldman Sachs Group, Inc.	107,635	31,542,437
Intercontinental Exchange, Inc.	175,422	15,849,378
Invesco Ltd.	144,487	1,979,472
MarketAxess Holdings, Inc.	11,859	2,638,509
Moody's Corp.	49,800	12,106,878
Morgan Stanley	422,333	33,368,530
MSCI, Inc.	25,491	10,751,849
NASDAQ, Inc.	106,993	6,064,363
Northern Trust Corp.	65,478	5,602,298
Raymond James Financial, Inc.	61,084	6,036,321
S&P Global, Inc.	107,432	32,804,361
State Street Corp.	115,357	7,014,859
T. Rowe Price Group, Inc.	71,422	7,500,024
		282,226,344
Consumer Finance - 0.5%
American Express Co.	189,099	25,511,346
Capital One Financial Corp.	121,055	11,157,639
Discover Financial Services	86,135	7,831,394
Synchrony Financial	151,958	4,283,696
		48,784,075
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	569,031	151,942,658
Insurance - 2.2%
AFLAC, Inc. (a)	180,974	10,170,739
Allstate Corp.	85,276	10,619,420
American International Group, Inc.	239,447	11,368,944
Aon PLC	66,737	17,876,840
Arthur J. Gallagher & Co.	66,010	11,302,232
Assurant, Inc.	16,995	2,468,864
Brown & Brown, Inc.	73,621	4,452,598
Chubb Ltd.	131,515	23,919,948
Cincinnati Financial Corp.	50,245	4,500,445
Everest Re Group Ltd.	12,392	3,252,156
Globe Life, Inc. (a)	28,503	2,841,749
Hartford Financial Services Group, Inc.	101,673	6,297,626
Lincoln National Corp.	48,991	2,151,195
Loews Corp.	62,391	3,109,567
Marsh & McLennan Companies, Inc.	157,716	23,545,422
MetLife, Inc.	211,074	12,829,078
Principal Financial Group, Inc. (a)	73,840	5,327,556
Progressive Corp. (a)	183,785	21,357,655
Prudential Financial, Inc.	117,837	10,108,058
The Travelers Companies, Inc.	74,717	11,446,644
W.R. Berkley Corp.	64,080	4,138,286
Willis Towers Watson PLC	35,033	7,039,531
		210,124,553
TOTAL FINANCIALS		1,045,162,623
HEALTH CARE - 15.1%
Biotechnology - 2.2%
AbbVie, Inc.	557,342	74,800,870
Amgen, Inc.	168,551	37,991,395
Biogen, Inc. (b)	46,019	12,287,073
Gilead Sciences, Inc.	394,139	24,314,435
Incyte Corp. (b)	59,162	3,942,556
Moderna, Inc. (b)	106,058	12,541,359
Regeneron Pharmaceuticals, Inc. (b)	33,787	23,274,851
Vertex Pharmaceuticals, Inc. (b)	80,832	23,404,097
		212,556,636
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	552,168	53,427,776
Abiomed, Inc. (b)	14,317	3,517,114
Align Technology, Inc. (b)	23,030	4,769,743
Baxter International, Inc.	158,222	8,521,837
Becton, Dickinson & Co.	89,939	20,041,107
Boston Scientific Corp. (b)	451,555	17,488,725
Dentsply Sirona, Inc.	67,699	1,919,267
DexCom, Inc. (b)	123,336	9,933,481
Edwards Lifesciences Corp. (b)	195,371	16,143,506
Hologic, Inc. (b)	78,361	5,055,852
IDEXX Laboratories, Inc. (b)	26,397	8,600,143
Intuitive Surgical, Inc. (b)	112,794	21,142,107
Medtronic PLC	419,012	33,835,219
ResMed, Inc.	45,967	10,034,596
STERIS PLC	31,463	5,231,668
Stryker Corp. (a)	106,220	21,513,799
Teleflex, Inc.	14,737	2,968,916
The Cooper Companies, Inc.	15,492	4,088,339
Zimmer Biomet Holdings, Inc.	65,854	6,885,036
		255,118,231
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	48,880	6,614,930
Cardinal Health, Inc. (a)	85,605	5,708,141
Centene Corp. (b)	180,211	14,022,218
Cigna Corp.	96,182	26,687,620
CVS Health Corp.	413,863	39,470,114
DaVita HealthCare Partners, Inc. (b)	17,548	1,452,448
Elevance Health, Inc.	75,756	34,411,405
HCA Holdings, Inc.	67,878	12,475,298
Henry Schein, Inc. (b)	43,378	2,852,971
Humana, Inc. (a)	39,748	19,285,332
Laboratory Corp. of America Holdings	28,493	5,835,651
McKesson Corp.	45,276	15,387,954
Molina Healthcare, Inc. (b)	18,445	6,083,899
Quest Diagnostics, Inc. (a)	36,879	4,524,685
UnitedHealth Group, Inc.	294,799	148,885,287
Universal Health Services, Inc. Class B	21,094	1,860,069
		345,558,022
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	94,301	11,462,287
Bio-Rad Laboratories, Inc. Class A (b)	6,801	2,836,969
Bio-Techne Corp.	12,340	3,504,560
Charles River Laboratories International, Inc. (b)	15,964	3,141,715
Danaher Corp.	206,362	53,301,241
Illumina, Inc. (b)	49,365	9,418,348
IQVIA Holdings, Inc. (b)	58,747	10,641,432
Mettler-Toledo International, Inc. (b)	7,126	7,725,439
PerkinElmer, Inc. (a)	39,637	4,769,520
Thermo Fisher Scientific, Inc.	123,494	62,634,922
Waters Corp. (b)	18,927	5,101,394
West Pharmaceutical Services, Inc.	23,276	5,727,758
		180,265,585
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	673,088	47,849,826
Catalent, Inc. (b)	56,313	4,074,809
Eli Lilly & Co.	248,654	80,402,271
Johnson & Johnson	828,842	135,399,629
Merck & Co., Inc.	798,599	68,775,346
Organon & Co.	79,786	1,866,992
Pfizer, Inc.	1,769,428	77,430,169
Viatris, Inc.	380,930	3,245,524
Zoetis, Inc. Class A	147,884	21,929,718
		440,974,284
TOTAL HEALTH CARE		1,434,472,758
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
General Dynamics Corp. (a)	70,698	14,999,995
Howmet Aerospace, Inc.	118,189	3,655,586
Huntington Ingalls Industries, Inc.	12,583	2,787,135
L3Harris Technologies, Inc.	60,607	12,595,953
Lockheed Martin Corp.	74,420	28,747,702
Northrop Grumman Corp.	45,914	21,594,272
Raytheon Technologies Corp.	465,131	38,075,624
Textron, Inc.	67,584	3,937,444
The Boeing Co. (b)	175,975	21,307,053
TransDigm Group, Inc.	16,295	8,551,942
		156,252,706
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	38,979	3,754,067
Expeditors International of Washington, Inc.	51,395	4,538,692
FedEx Corp.	75,365	11,189,442
United Parcel Service, Inc. Class B	230,780	37,280,201
		56,762,402
Airlines - 0.2%
Alaska Air Group, Inc. (b)	39,620	1,551,123
American Airlines Group, Inc. (a)(b)	204,110	2,457,484
Delta Air Lines, Inc. (b)	201,444	5,652,519
Southwest Airlines Co. (b)	186,323	5,746,201
United Airlines Holdings, Inc. (b)	102,673	3,339,953
		18,747,280
Building Products - 0.4%
A.O. Smith Corp.	40,858	1,984,882
Allegion PLC	27,589	2,474,182
Carrier Global Corp.	266,540	9,478,162
Fortune Brands Home & Security, Inc.	41,101	2,206,713
Johnson Controls International PLC	216,228	10,642,742
Masco Corp.	70,005	3,268,533
Trane Technologies PLC	73,485	10,641,363
		40,696,577
Commercial Services & Supplies - 0.5%
Cintas Corp.	27,125	10,529,654
Copart, Inc. (b)	67,164	7,146,250
Republic Services, Inc. (a)	64,762	8,810,222
Rollins, Inc.	71,179	2,468,488
Waste Management, Inc.	118,584	18,998,343
		47,952,957
Construction & Engineering - 0.1%
Quanta Services, Inc.	45,158	5,752,678
Electrical Equipment - 0.5%
AMETEK, Inc.	72,559	8,228,916
Eaton Corp. PLC	125,378	16,720,410
Emerson Electric Co.	186,651	13,666,586
Generac Holdings, Inc. (b)	20,057	3,572,954
Rockwell Automation, Inc.	36,533	7,858,614
		50,047,480
Industrial Conglomerates - 0.8%
3M Co.	173,961	19,222,691
General Electric Co.	345,860	21,412,193
Honeywell International, Inc.	212,239	35,437,546
		76,072,430
Machinery - 1.6%
Caterpillar, Inc. (a)	166,398	27,302,584
Cummins, Inc.	44,337	9,023,023
Deere & Co. (a)	87,724	29,290,166
Dover Corp.	45,300	5,281,074
Fortive Corp.	112,635	6,566,621
IDEX Corp.	23,883	4,773,018
Illinois Tool Works, Inc. (a)	89,056	16,087,966
Ingersoll Rand, Inc.	127,556	5,518,073
Nordson Corp.	16,931	3,593,943
Otis Worldwide Corp.	132,854	8,476,085
PACCAR, Inc.	109,251	9,143,216
Parker Hannifin Corp. (a)	40,338	9,774,301
Pentair PLC (a)	51,970	2,111,541
Snap-On, Inc.	16,770	3,376,640
Stanley Black & Decker, Inc.	47,437	3,567,737
Westinghouse Air Brake Tech Co. (a)	57,392	4,668,839
Xylem, Inc.	56,590	4,943,702
		153,498,529
Professional Services - 0.4%
CoStar Group, Inc. (b)	124,880	8,697,892
Equifax, Inc. (a)	38,441	6,589,941
Jacobs Solutions, Inc.	40,416	4,384,732
Leidos Holdings, Inc.	42,940	3,755,962
Nielsen Holdings PLC	113,022	3,132,970
Robert Half International, Inc.	34,758	2,658,987
Verisk Analytics, Inc.	49,616	8,461,016
		37,681,500
Road & Rail - 0.9%
CSX Corp.	674,477	17,968,067
J.B. Hunt Transport Services, Inc.	26,340	4,120,103
Norfolk Southern Corp.	73,999	15,513,890
Old Dominion Freight Lines, Inc.	28,851	7,177,263
Union Pacific Corp.	196,804	38,341,355
		83,120,678
Trading Companies & Distributors - 0.2%
Fastenal Co.	180,871	8,327,301
United Rentals, Inc. (b)	22,047	5,955,336
W.W. Grainger, Inc.	14,243	6,967,533
		21,250,170
TOTAL INDUSTRIALS		747,835,387
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	77,747	8,776,859
Cisco Systems, Inc.	1,305,353	52,214,120
F5, Inc. (b)	19,002	2,750,159
Juniper Networks, Inc.	101,525	2,651,833
Motorola Solutions, Inc.	52,570	11,774,103
		78,167,074
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	187,637	12,564,174
CDW Corp.	42,457	6,626,689
Corning, Inc.	238,860	6,931,717
Keysight Technologies, Inc. (b)	57,181	8,998,002
TE Connectivity Ltd.	101,235	11,172,295
Teledyne Technologies, Inc. (b)	14,719	4,967,221
Trimble, Inc. (b)	78,601	4,265,676
Zebra Technologies Corp. Class A (b)	16,501	4,323,427
		59,849,201
IT Services - 4.4%
Accenture PLC Class A	199,432	51,313,854
Akamai Technologies, Inc. (b)	50,371	4,045,799
Automatic Data Processing, Inc.	131,267	29,691,283
Broadridge Financial Solutions, Inc.	36,836	5,316,172
Cognizant Technology Solutions Corp. Class A	163,765	9,406,662
DXC Technology Co. (b)	72,567	1,776,440
EPAM Systems, Inc. (b)	17,958	6,504,208
Fidelity National Information Services, Inc.	191,920	14,503,394
Fiserv, Inc. (b)	201,672	18,870,449
FleetCor Technologies, Inc. (b)	23,654	4,167,125
Gartner, Inc. (b)	24,934	6,898,988
Global Payments, Inc. (a)	87,451	9,449,081
IBM Corp.	284,758	33,832,098
Jack Henry & Associates, Inc.	22,894	4,172,889
MasterCard, Inc. Class A	268,985	76,483,195
Paychex, Inc.	100,963	11,329,058
PayPal Holdings, Inc. (b)	363,889	31,319,926
VeriSign, Inc. (b)	29,434	5,112,686
Visa, Inc. Class A (a)	515,467	91,572,713
		415,766,020
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (b)	509,209	32,263,482
Analog Devices, Inc.	163,790	22,822,499
Applied Materials, Inc.	274,229	22,467,582
Broadcom, Inc.	127,289	56,517,589
Enphase Energy, Inc. (b)	42,706	11,849,634
Intel Corp.	1,294,329	33,354,858
KLA Corp.	44,682	13,522,114
Lam Research Corp.	43,177	15,802,782
Microchip Technology, Inc.	174,708	10,662,429
Micron Technology, Inc.	347,689	17,419,219
Monolithic Power Systems, Inc.	14,023	5,095,958
NVIDIA Corp.	789,426	95,828,422
NXP Semiconductors NV	82,505	12,170,313
onsemi (b)	136,534	8,510,164
Qorvo, Inc. (b)	32,474	2,578,760
Qualcomm, Inc.	353,995	39,994,355
Skyworks Solutions, Inc.	50,566	4,311,763
SolarEdge Technologies, Inc. (b)	17,404	4,028,330
Teradyne, Inc.	50,339	3,782,976
Texas Instruments, Inc.	287,936	44,566,734
		457,549,963
Software - 8.6%
Adobe, Inc. (b)	147,554	40,606,861
ANSYS, Inc. (b)	27,335	6,060,170
Autodesk, Inc. (b)	68,353	12,768,340
Cadence Design Systems, Inc. (b)	86,651	14,161,373
Ceridian HCM Holding, Inc. (b)	48,454	2,707,610
Citrix Systems, Inc.	39,191	4,075,864
Fortinet, Inc. (b)	206,417	10,141,267
Intuit, Inc.	88,867	34,419,966
Microsoft Corp.	2,351,131	547,578,410
NortonLifeLock, Inc.	188,982	3,806,097
Oracle Corp.	478,912	29,247,156
Paycom Software, Inc. (b)	15,131	4,993,079
PTC, Inc. (b)	33,081	3,460,273
Roper Technologies, Inc. (a)	33,281	11,969,179
Salesforce.com, Inc. (b)	313,760	45,131,238
ServiceNow, Inc. (b)	63,703	24,054,890
Synopsys, Inc. (b)	48,108	14,697,475
Tyler Technologies, Inc. (b)	13,032	4,528,620
		814,407,868
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	4,762,230	658,140,168
Hewlett Packard Enterprise Co.	408,530	4,894,189
HP, Inc.	286,640	7,143,069
NetApp, Inc.	69,925	4,324,861
Seagate Technology Holdings PLC	62,108	3,306,009
Western Digital Corp. (b)	98,417	3,203,473
		681,011,769
TOTAL INFORMATION TECHNOLOGY		2,506,751,895
MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc. (a)	69,687	16,218,256
Albemarle Corp.	36,800	9,731,392
Celanese Corp. Class A	31,444	2,840,651
CF Industries Holdings, Inc.	62,857	6,049,986
Corteva, Inc.	227,407	12,996,310
Dow, Inc.	226,478	9,949,179
DuPont de Nemours, Inc.	158,367	7,981,697
Eastman Chemical Co.	38,777	2,755,106
Ecolab, Inc.	78,092	11,278,047
FMC Corp. (a)	39,576	4,183,183
International Flavors & Fragrances, Inc.	80,077	7,273,394
Linde PLC	157,147	42,365,260
LyondellBasell Industries NV Class A	80,278	6,043,328
PPG Industries, Inc.	74,219	8,215,301
Sherwin-Williams Co.	74,393	15,231,967
The Mosaic Co.	108,913	5,263,765
		168,376,822
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,597	6,311,998
Vulcan Materials Co.	41,760	6,585,970
		12,897,968
Containers & Packaging - 0.3%
Amcor PLC	472,209	5,066,803
Avery Dennison Corp.	25,676	4,177,485
Ball Corp.	99,219	4,794,262
International Paper Co.	114,144	3,618,365
Packaging Corp. of America	29,442	3,306,042
Sealed Air Corp.	45,901	2,043,054
WestRock Co.	80,077	2,473,579
		25,479,590
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	451,437	12,337,773
Newmont Corp.	249,387	10,481,736
Nucor Corp. (a)	82,599	8,837,267
		31,656,776
TOTAL MATERIALS		238,411,156
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	46,674	6,543,228
American Tower Corp.	146,895	31,538,357
AvalonBay Communities, Inc.	43,936	8,092,572
Boston Properties, Inc.	44,813	3,359,631
Camden Property Trust (SBI)	33,471	3,998,111
Crown Castle International Corp.	136,071	19,669,063
Digital Realty Trust, Inc.	90,930	9,018,437
Duke Realty Corp.	120,808	5,822,946
Equinix, Inc.	28,602	16,269,962
Equity Residential (SBI)	107,531	7,228,234
Essex Property Trust, Inc.	20,531	4,973,224
Extra Space Storage, Inc.	42,195	7,287,498
Federal Realty Investment Trust (SBI) (a)	22,421	2,020,581
Healthpeak Properties, Inc.	169,661	3,888,630
Host Hotels & Resorts, Inc.	224,606	3,566,743
Invitation Homes, Inc.	183,941	6,211,688
Iron Mountain, Inc.	91,304	4,014,637
Kimco Realty Corp.	194,201	3,575,240
Mid-America Apartment Communities, Inc.	36,272	5,624,699
Prologis (REIT), Inc.	233,768	23,750,829
Public Storage	49,926	14,618,832
Realty Income Corp.	195,607	11,384,327
Regency Centers Corp.	48,718	2,623,464
SBA Communications Corp. Class A	33,883	9,644,796
Simon Property Group, Inc.	103,176	9,260,046
UDR, Inc.	97,581	4,070,104
Ventas, Inc.	125,600	5,045,352
VICI Properties, Inc.	302,610	9,032,909
Vornado Realty Trust	49,916	1,156,055
Welltower Op	146,684	9,434,715
Weyerhaeuser Co.	233,942	6,681,384
		259,406,294
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	101,175	6,830,324
TOTAL REAL ESTATE		266,236,618
UTILITIES - 3.1%
Electric Utilities - 2.0%
Alliant Energy Corp.	78,810	4,176,142
American Electric Power Co., Inc.	161,371	13,950,523
Constellation Energy Corp.	102,658	8,540,119
Duke Energy Corp.	243,601	22,659,765
Edison International (a)	119,786	6,777,492
Entergy Corp.	63,906	6,430,861
Evergy, Inc.	72,104	4,282,978
Eversource Energy	108,371	8,448,603
Exelon Corp.	313,977	11,761,578
FirstEnergy Corp.	171,980	6,363,260
NextEra Energy, Inc.	619,732	48,593,186
NRG Energy, Inc.	74,555	2,853,220
PG&E Corp. (b)	507,561	6,344,513
Pinnacle West Capital Corp.	35,506	2,290,492
PPL Corp.	231,245	5,862,061
Southern Co.	336,456	22,879,008
Xcel Energy, Inc. (a)	173,544	11,106,816
		193,320,617
Gas Utilities - 0.0%
Atmos Energy Corp.	43,679	4,448,706
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	209,861	4,742,859
Multi-Utilities - 0.9%
Ameren Corp. (a)	81,142	6,535,988
CenterPoint Energy, Inc.	197,783	5,573,525
CMS Energy Corp.	91,167	5,309,566
Consolidated Edison, Inc.	111,330	9,547,661
Dominion Energy, Inc.	264,084	18,250,845
DTE Energy Co.	60,878	7,004,014
NiSource, Inc.	127,503	3,211,801
Public Service Enterprise Group, Inc. (a)	156,886	8,821,700
Sempra Energy	98,764	14,808,674
WEC Energy Group, Inc.	99,118	8,864,123
		87,927,897
Water Utilities - 0.1%
American Water Works Co., Inc.	57,112	7,433,698
TOTAL UTILITIES		297,873,777
TOTAL COMMON STOCKS (Cost $3,579,360,684)		9,506,243,460

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $4,981,483)	5,000,000	4,945,825

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	19,085,857	19,089,675
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	122,276,334	122,288,561
TOTAL MONEY MARKET FUNDS (Cost $141,375,919)		141,378,236

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,725,718,086)	9,652,567,521
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(137,837,988)
NET ASSETS - 100.0%	9,514,729,533

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	130	Dec 2022	23,409,750	(2,011,416)	(2,011,416)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,016,908.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	74,661,998	1,013,485,034	1,069,057,357	625,483	-	-	19,089,675	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	138,620,491	1,380,201,004	1,396,532,934	124,233	-	-	122,288,561	0.3%
Total	213,282,489	2,393,686,038	2,465,590,291	749,716	-	-	141,378,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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